SEGMENT DISCLOSURES	12 Months Ended
Dec. 31, 2021
SEGMENT DISCLOSURES
NOTE 18 - SEGMENT DISCLOSURES

NOTE 18 - SEGMENT DISCLOSURES

The Corporation operates in one reportable segment, which is the Corporation’s strategic business unit -the research and development of products for the aging population.

Information regarding the geographic reportable segment is as follows:

In Thousands of US Dollars
Description	Canada	United States	Europe
Revenues
2021	$-	$-	$-
2020	$-	$3	$2
2019	$1	$91	$24
Property and equipment
December 31, 2021	$10	$12	$–
December 31, 2020	$9	$19	$–
December 31, 2019	$–	$25	$–

Revenues are attributed to geographic locations based on location of customers. Property and equipment is attributed to geographic locations based on its physical location.